Foreign Currency Translation	12 Months Ended
Dec. 31, 2014
Foreign Currency Translation
(22)	Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective years ended December 31 is as follows:

	2014	2013	2012
Beginning amount of cumulative translation adjustments	$12,343	13,993	13,389
Aggregate adjustment for the period resulting from translation adjustments	(3,235)	(2,539)	929
Amount of income tax expense (benefit) for the period related to aggregate adjustment	1,132	889	(325)

Net aggregate translation included in equity	(2,103)	(1,650)	604

Ending amount of cumulative translation adjustments	$10,240	12,343	13,993

Canadian foreign exchange rate at end of year	0.86337	0.94120	1.00432